Trade and Other Payables (Tables)	12 Months Ended
Jan. 31, 2021
Trade And Other Payables
Disclosure of Detailed Information About Trade and Other Current Payables
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Current:
Trade payables	6,250	10,407
Accruals	7,250	8,593
Employee benefit liabilities	15,228	3,430
	28,728	22,430